Subsequent Events (Details)			3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 10, 2026 shares	Feb. 05, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2026 USD ($)	Jul. 28, 2026 USD ($)	Mar. 13, 2026 USD ($)	Mar. 09, 2026 USD ($)	Mar. 02, 2026 USD ($)	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 14, 2026 USD ($)	Jan. 08, 2026 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 29, 2025 USD ($)	Dec. 07, 2025 USD ($)	Dec. 02, 2025	Nov. 20, 2025 USD ($)	Nov. 13, 2025 USD ($)	Oct. 06, 2025 USD ($)	Oct. 01, 2025 USD ($)	Aug. 25, 2025 USD ($)	Aug. 07, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jul. 02, 2025 USD ($)	Jun. 24, 2025	Mar. 26, 2025	Dec. 31, 2024 ₪ / shares	Jul. 22, 2024 USD ($) $ / shares	Jul. 09, 2024 USD ($)	May 30, 2022 USD ($)
Subsequent Events [Line Items]
Note received																																	$ 6,000,000
Percentage of bearing annual interest																					10.75%									11.00%	11.00%
Short term loans					$ 2,003,000			$ 5,768,000															$ 200,000						$ 500,000					$ 426,000	$ 2,009,000
Common stock, par value | (per share)																		₪ 0.01														₪ 0.01	$ 0.0001
Conversion of common share | shares					3.6097
Aggregate value of shares
Common Stock [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares								9,892
Aggregate value of shares								[1]
Preferred Stock [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares
Aggregate value of shares
Preferred Stock [Member] | Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares
Aggregate value of shares
Promissory Note [Member] | Alpha Capital Anstalt [Member]
Subsequent Events [Line Items]
Note received		$ 1,000,000									$ 350,000	$ 450,000					$ 200,000		$ 400,000	$ 500,000		$ 300,000		$ 775,000	$ 225,000	$ 1,000,000	$ 500,000	$ 1,000,000
Bearing annual interest		10.00%									10.00%	10.00%					10.00%
Repaid percentage		50.00%									50.00%	50.00%					50.00%
Percentage of bearing annual interest																			10.00%	10.00%		10.00%		10.00%	10.00%	9.00%	9.00%	9.00%
Bridge Loan From Bank [Member]
Subsequent Events [Line Items]
Note received													$ 131,000			$ 524,000
Bearing annual interest													10.50%			10.50%
Repaid percentage													11.00%
TRAILBLAZER HOLDINGS, INC. [Member]
Subsequent Events [Line Items]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001
Aggregate value of shares
TRAILBLAZER HOLDINGS, INC. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares							1,000
Aggregate value of shares
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares granted | shares	18,200
Purchase price per share | $ / shares			$ 0.435
Placement agent fees and offering expenses			$ 6,000,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Aggregate value of shares			10,660,000
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Private placement investment			$ 5,300,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Purchase of warrant | shares			12,643,680
Subsequent Event [Member] | Subscription Agreements with Investors [Member]
Subsequent Events [Line Items]
Private placement investment		$ 2,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares			275,890
Subsequent Event [Member] | Purchase Agreement [Member] | Series A Common Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrant | shares			13,818,770
Purchase price per share | $ / shares			$ 0.4349
Warrant exercise price | $ / shares			$ 0.5
Subsequent Event [Member] | Purchase Agreement [Member] | Series B Common Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrant | shares			13,818,770
Warrant exercise price | $ / shares			$ 0.45
Subsequent Event [Member] | Purchase Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of aggregate shares | shares			1,175,090
Common stock, par value | $ / shares			$ 0.0001
Subsequent Event [Member] | Conversion Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion of common share | shares			35,648,276
Subsequent Event [Member] | Conversion Agreement [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion price of preferred shares | $ / shares			$ 0.435
Subsequent Event [Member] | Promissory Note [Member] | Alpha Capital Anstalt [Member]
Subsequent Events [Line Items]
Note received		$ 1,000,000							$ 200,000		$ 350,000	$ 450,000
Bearing annual interest		10.00%							10.00%		10.00%	10.00%
Repaid percentage		50.00%							50.00%		50.00%	50.00%
Subsequent Event [Member] | Bridge Loan From Bank [Member]
Subsequent Events [Line Items]
Note received										$ 524,000			$ 131,000
Bearing annual interest										10.50%			10.50%
Repaid percentage													11.00%
Subsequent Event [Member] | Maximum [Member] | Subscription Agreements with Investors [Member]
Subsequent Events [Line Items]
Private placement investment		$ 8,000,000
Subsequent Event [Member] | Minimum [Member] | Subscription Agreements with Investors [Member]
Subsequent Events [Line Items]
Private placement investment		6,000,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Subsequent Events [Line Items]
Repaid percentage			50.00%											50.00%	50.00%
Private placement investment		2,000,000
Percentage of bearing annual interest			10.00%											10.00%	10.00%
Short term loans			$ 2,000,000											$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member] | Maximum [Member]
Subsequent Events [Line Items]
PIPE investment		8,000,000
Subsequent Event [Member] | TRAILBLAZER HOLDINGS, INC. [Member] | Minimum [Member]
Subsequent Events [Line Items]
PIPE investment		$ 6,000,000

[1]	Less than USD 1